Interest income - Disclosure of interest income (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of Interest Income [Abstract]
Bank deposits	$ 8,772		$ 25,547	$ 59,901
Financial assets at amortized cost	1,187		2,206	4,467
Other interest income	21		25
Interest income	$ 9,980	$ 360	$ 27,778	$ 64,368